MAJOR CUSTOMER (Schedule of company's total revenues) (Details) - Customer Concentration Risk [Member] - Revenue [Member]	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Customer A [Member]
Concentration Risk [Line Items]
Percentage of total revenues from a customer	29.00%	35.00%
Custome B [Member]
Concentration Risk [Line Items]
Percentage of total revenues from a customer	14.00%
Percentage of total revenues from a customer		Less than 10